Fair Value of Financial Instruments (Details) - Schedule of Fair Value Hierarchy $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	$ 41,563
Fair Value, Inputs, Level 1 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	41,563
Private Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	378
Private Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Private Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Private Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	378
Working Capital Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	42
Working Capital Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Working Capital Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Working Capital Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	42
Forward Purchase Derivative Liability [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	15,804
Forward Purchase Derivative Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Forward Purchase Derivative Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
Forward Purchase Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	15,804
PIPE Warrants [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	25,339
PIPE Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
PIPE Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability
PIPE Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liability	$ 25,339